Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Balance of Accrued Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Current liabilities
Direct employee benefits payable	$ 18,965,160		$ 17,991,283
Contingencies	31,326,691		34,379,969
Total	$ 50,291,851	$ 2,521	$ 52,371,252